Condensed Statements of Operations (Unaudited) - USD ($)	3 Months Ended				6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2026	Jun. 30, 2025
Operating Expenses
Research and development	$ 150,769	$ 815,902	$ 324,068	$ 1,540,097	$ 269,179	$ 563,672
General and administrative expenses	344,997	1,367,916	391,494	1,437,832	723,781	705,123
Share-based compensation		39,170	15,977	2,246,033		39,170
Total Operating Expenses	495,766	2,222,988	731,539	5,223,962	992,960	1,307,965
Loss from operations	(495,766)	(2,222,988)	(731,539)	(5,223,962)	(992,960)	(1,307,965)
Financial Expenses, net	(10,967)	(41,478)	(15,107)	(31,989)	(8,714)	(14,804)
Amortization of debt discount	(75,362)		(14,595)		(236,787)	(14,595)
Change in fair value of derivative liability	(43,048)	29,448	1,903		(25,348)	1,903
Total other expense	(129,377)	(321,899)	(27,799)	(551,989)	(270,849)	(27,496)
Loss before provision for income taxes	(625,143)	(2,544,887)	(759,338)	(5,775,951)	(1,263,809)	(1,335,461)
Provision for income taxes
Net loss	$ (625,143)	$ (2,544,887)	$ (759,338)	$ (5,775,951)	$ (1,263,809)	$ (1,335,461)
Basic (in Dollars per share)	$ 0	$ 0	$ 0	$ (0.01)	$ 0	$ 0
Diluted (in Dollars per share)	$ 0	$ 0	$ 0	$ (0.01)	$ 0	$ 0
Basic (in Shares)	976,997,116	956,997,116	956,997,116	672,511,484	976,552,672	956,997,116
Diluted (in Shares)	976,997,116	956,997,116	956,997,116	672,511,484	976,552,672	956,997,116
Other expenses, net
Registration Rights Agreement expense				$ (520,000)
Convertible promissory note discount amortization		$ (309,869)